UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.Name and address of issuer:

JNL Series Trust
1 Corporate Way
Lansing, MI 48951

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): []

	Series Name	Fund Series ID	Class ID for Class A	Class ID for Class B

1	JNL/American Funds® Blue Chip Income and Growth Fund	S000028038	C000085345	C000085346

2	JNL/American Funds Global Bond Fund	S000028039	C000085347	C000085348

3	JNL/American Funds Global Small Capitalization Fund	S000028040	C000085349	C000085350

4	JNL/American Funds Growth-Income Fund	S000028041	C000085351	C000085352

5	JNL/American Funds International Fund	S000028042	C000085354	C000085353

6	JNL/American Funds New World Fund	S000028043	C000085355	C000085356

7	JNL Institutional Alt 20 Fund	S000025069	C000074572	N/A

8	JNL Institutional Alt 35 Fund	S000025070	C000074573	N/A

9	JNL Institutional Alt 50 Fund	S000025071	C000074574	N/A

10	JNL Institutional Alt 65 Fund	S000025072	C000074575	N/A

11	JNL/American Funds Balanced Allocation Fund	S000036378	C000111243	N/A

12	JNL/American Funds Growth Allocation Fund	S000036379	C000111244	N/A

13	JNL/AllianceBernstein Dynamic Asset Allocation Fund	S000044434	C000138276	C000138277

14	JNL/AQR Managed Futures Strategy Fund	S000033504	C000102951	C000102952

15	JNL/BlackRock Global Allocation Fund	S000029611	C000090917	C000090918

16	JNL/BlackRock Commodity Securities Strategy Fund	S000014502	C000039480	C000067999

17	JNL/BlackRock Large Cap Select Growth Fund	S000001746	C000004653	C000067984

18	JNL/Boston Partners Global Long Short Equity Fund	S000046368	C000144891	C000144892

19	JNL/Brookfield Global Infrastructure and MLP Fund	S000034689	C000106863	C000106864

20	JNL/Capital Guardian Global Balanced Fund	S000001787	C000004694	C000067992

21	JNL/Capital Guardian Global Diversified Research Fund	S000001745	C000004652	C000067983

22	JNL/DFA U.S. Core Equity Fund	S000001765	C000004672	C000067990

23	JNL/Eagle SmallCap Equity Fund	S000001776	C000004683	C000067991

24	JNL/Eastspring Investments Asia ex-Japan Fund	S000019489	C000054132	C000068012

25	JNL/Eastspring Investments China-India Fund	S000019487	C000054130	C000068011

26	JNL/Franklin Templeton Founding Strategy Fund	S000014513	C000039491	N/A

27	JNL/Franklin Templeton Global Growth Fund	S000014514	C000039492	C000068002

28	JNL/Franklin Templeton Global Multisector Bond Fund	S000034688	C000106861	C000106862

29	JNL/Franklin Templeton Income Fund	S000010705	C000029596	C000067995

30	JNL/Franklin Templeton International Small Cap Growth Fund	S000019479	C000054122	C000068007

31	JNL/Franklin Templeton Mutual Shares Fund	S000014515	C000039493	C000068003

32	JNL/Franklin Templeton Small Cap Value Fund	S000001798	C000004705	C000067994

33	JNL/Goldman Sachs Core Plus Bond Fund	S000001741	C000004648	C000067979

34	JNL/Goldman Sachs Emerging Markets Debt Fund	S000023246	C000067950	C000067951

35	JNL/Goldman Sachs Mid Cap Value Fund	S000001722	C000004629	C000067963

36	JNL/Goldman Sachs U.S. Equity Flex Fund	S000014512	C000039490	C000068000

37	JNL/Invesco Global Real Estate Fund	S000001732	C000004639	C000067973

38	JNL/Invesco International Growth Fund	S000001723	C000004630	C000067964

39	JNL/Invesco Large Cap Growth Fund	S000001721	C000004628	C000067962

40	JNL/Invesco Mid Cap Value Fund	S000001725	C000004632	C000067966

41	JNL/Invesco Small Cap Growth Fund	S000001743	C000004650	C000067981

42	JNL/Ivy Asset Strategy Fund	S000026435	C000079326	C000079327

43	JNL/JPMorgan International Value Fund	S000001724	C000004631	C000067965

44	JNL/JPMorgan MidCap Growth Fund	S000001797	C000004704	C000067993

45	JNL/JPMorgan U.S. Government & Quality Bond Fund	S000001742	C000004649	C000067980

46	JNL/Lazard Emerging Markets Fund	S000010709	C000029600	C000067997

47	JNL/Mellon Capital Bond Index Fund	S000001731	C000004638	C000067972

48	JNL/Mellon Capital 10 x 10 Fund	S000017157	C000047544	N/A

49	JNL/Mellon Capital Index 5 Fund	S000017156	C000047543	N/A

50	JNL/Mellon Capital Emerging Markets Index Fund	S000033505	C000102953	C000102954

51	JNL/Mellon Capital European 30 Fund	S000023250	C000067958	C000067959

52	JNL/Mellon Capital Pacific Rim 30 Fund	S000023249	C000067956	C000067957

53	JNL/Mellon Capital S&P 500 Index Fund	S000001727	C000004634	C000067968

54	JNL/Mellon Capital S&P 400 Midcap Index Fund	S000001728	C000004635	C000067969

55	JNL/Mellon Capital Small Cap Index Fund	S000001729	C000004636	C000067970

56	JNL/Mellon Capital International Index Fund	S000001730	C000004637	C000067971

57	JNL/Mellon Capital Global Alpha Fund	S000026434	C000079324	C000079325

58	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	S000036380	C000111245	C000111246

59	JNL/Mellon Capital Utilities Sector Fund	S000040007	C000124095	C000124096

60	JNL/MMRS Growth Fund	S000044436	C000138279	N/A

61	JNL/MMRS Moderate Fund	S000044437	C000138280	N/A

62	JNL/MMRS Conservative Fund	S000044438	C000138281	N/A

63	JNL/Morgan Stanley Mid Cap Growth Fund	S000036381	C000111247	C000111248

64	JNL/Neuberger Berman Strategic Income Fund	S000036382	C000111249	C000111250

65	JNL/Oppenheimer Global Growth Fund	S000001734	C000004641	C000067975

66	JNL/PIMCO Real Return Fund	S000010711	C000029602	C000067998

67	JNL/PIMCO Total Return Bond Fund	S000001736	C000004643	C000067976

68	JNL/PPM America Floating Rate Income Fund	S000030878	C000095821	N/A

69	JNL/PPM America High Yield Bond Fund	S000001740	C000004647	C000067978

70	JNL/PPM America Mid Cap Value Fund	S000020933	C000059129	C000068016

71	JNL/PPM America Small Cap Value Fund	S000020931	C000059127	C000068015

72	JNL/PPM America Value Equity Fund	S000014516	C000039494	C000068004

73	JNL/Red Rocks Listed Private Equity Fund	S000023251	C000067960	C000067961

74	JNL/Scout Unconstrained Bond Fund	S000044440	C000138284	C000138285

75	JNL/T. Rowe Price Established Growth Fund	S000001749	C000004656	C000067987

76	JNL/T. Rowe Price Mid-Cap Growth Fund	S000001750	C000004657	C000067988

77	JNL/T. Rowe Price Short-Term Bond Fund	S000010707	C000029598	C000067996

78	JNL/T. Rowe Price Value Fund	S000001751	C000004658	C000067989

79	JNL/WMC Balanced Fund	S000001744	C000004651	C000067982

80	JNL/WMC Money Market Fund	S000001747	C000004654	C000067985

81	JNL/WMC Value Fund	S000001748	C000004655	C000067986

82	JNL/S&P Managed Growth Fund	S000001756	C000004663	N/A

83	JNL/S&P Managed Aggressive Growth Fund	S000001757	C000004664	N/A

84	JNL/S&P Competitive Advantage Fund	S000019493	C000054136	C000068014

85	JNL/S&P Dividend Income & Growth Fund	S000019483	C000054126	C000068009

86	JNL/S&P Intrinsic Value Fund	S000019481	C000054124	C000068008

87	JNL/S&P Total Yield Fund	S000019491	C000054134	C000068013

88	JNL/S&P International 5 Fund	S000046369	C000144893	C000144894

89	JNL/S&P Mid 3 Fund	S000044439	C000138282	C000138283

90	JNL/S&P 4 Fund	S000019485	C000054128	N/A

91	JNL/S&P Managed Conservative Fund	S000001752	C000004659	N/A

92	JNL/S&P Managed Moderate Fund	S000001753	C000004660	N/A

93	JNL/S&P Managed Moderate Growth Fund	S000001755	C000004662	N/A

94	JNL Disciplined Moderate Fund	S000014517	C000039495	N/A

95	JNL Disciplined Moderate Growth Fund	S000014518	C000039496	N/A

96	JNL Disciplined Growth Fund	S000014519	C000039497	N/A

97	JNL/M&G Global Basics Fund	S000023247	C000067952	C000067953

3.Investment Company Act File Number:

811-08894

Securities Act File Number:

033-87244

4(a).Last day of fiscal year for which this Form is filed:

December 31, 2014

4(b).	[]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.). (See Instruction A.2)

4(c).	[]Check box if this is the last time the issuer will be filing this Form.

5.Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 5,445,040,747

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $ 5,631,916,318

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 1,556,392,654

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 7,188,308,972

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0

(vi)	Redemption credits available for use in future years-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,743,268,225

(vii)	Multiplier for determining registration fee (See Instruction C.9): x 0.0001162

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter "0" if no fee is due): = $ 0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Treasurer and Chief Financial Officer
Date:	March 30, 2015

*Please print the name and title of the signing officer below the signature.